Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency translation adjustments	$ (64,023)	$ (62,710)
Currency impact on long term funding	(7,726)	(5,016)
Actuarial loss on defined benefit pension plan (note 9)	(5,226)	(3,000)
Unrealized capital gain – investments (note 3)	231	(450)
Total	(75,819)	(69,328)
Interest Rate Contract
Accumulated Other Comprehensive Income (Loss) [Line Items]
Realized gain on interest rate hedge	4,658	4,658
Amortization of interest rate hedge	$ (3,733)	$ (2,810)